UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2007 (Unaudited)

DWS Latin America Equity Fund

	Shares	Value ($)

Equity Securities 98.6%
Argentina 3.4%
Banco Macro Bansud SA "B"	1,698,330	5,547,240
Nortel Inversora SA "B" (ADR) (Preferred)*	33,663	423,346
Telecom Argentina SA "B"*	957,175	3,927,267
Tenaris SA	208,970	4,885,493
Tenaris SA (ADR)	330,300	15,679,341

(Cost $13,073,840)		30,462,687

Bermuda 1.4%
Credicorp Ltd. of Peru	202,200	8,536,884
Dufry South America Ltd. (BDR)*	228,700	3,650,070

(Cost $9,650,372)		12,186,954
Brazil 53.3%
All America Latina Logistica (Unit)	1,965,300	21,280,996
Aracruz Celulose SA "B" (ADR) (Preferred)	61,400	3,400,946
Banco Bradesco SA (ADR) (Preferred)	1,143,100	46,455,584
Banco do Brasil SA	223,600	7,316,306
Banco Itau Holding Financeira SA (ADR) (Preferred)	365,800	13,523,626
Banco Itau Holding Financeira SA (Preferred)	727,080	26,871,204
Brasil Telecom SA (Preferred)	36,511,333	177,911
Braskem SA "A" (Preferred)	52	380
Companhia de Bebidas das Americas (ADR) (Preferred)	190,300	9,844,219
Companhia de Concessoes Rodoviarias	258,900	3,400,725
Companhia Energetica de Minas Gerais (ADR) (Preferred)	23,400	1,128,348
Companhia Energetica de Minas Gerais SA (Preferred)	189,900,000	9,092,456
Companhia Vale do Rio Doce "A" (ADR) (Preferred)	2,311,100	66,397,903
Companhia Vale do Rio Doce "A" (Preferred)	71,378	2,016,280
Companhia Vale do Rio Doce (ADR)	1,248,800	42,371,784
Cyrela Brazil Realty SA	660,700	6,112,264
EDP - Energias do Brasil SA	416,800	6,200,833
Gafisa SA*	479,700	7,001,106
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred)	264,200	7,955,062
Localiza Rent a Car SA	192,400	5,819,872
Lojas Americanas SA (Preferred)	16,816,500	973,893
Lojas Renner SA	613,100	8,587,239
Lupatech SA*	342,600	5,679,220
Natura Cosmeticos SA	961,600	12,993,065
Net Servicos de Comunicacao SA (Preferred)*	861,786	10,415,031
Obrascon Huarte Lain Brasil SA*	290,300	4,394,033
Petroleo Brasileiro SA (ADR)	129,300	12,707,604
Petroleo Brasileiro SA (ADR) (Preferred)	675,200	59,890,240
Petroleo Brasileiro SA (Preferred)	990,088	21,847,614
Porto Seguro SA	89,500	2,932,699
Tam SA (ADR) (Preferred)*	370,000	12,073,100
Tele Norte Leste Participacoes SA	205,700	5,394,172
Tractebel Energia SA	181,400	1,558,603
Unibanco - Uniao de Bancos Brasileiros SA (GDR)	223,400	21,185,022
Votorantim Celulose e Papel SA (ADR) (Preferred)	285,300	5,149,665
Weg SA (Preferred)	135,900	978,918

(Cost $237,999,404)		473,127,923
Chile 3.5%
Cencosud SA	2,829,000	9,969,129
Empresa Nacional de Electricidad SA (ADR)	194,100	7,531,080
Inversiones Aguas Metropolitanas SA	2,165,100	2,463,728
Lan Airlines SA (ADR)	126,800	7,871,744
Sociedad Quimica y Minera de Chile SA "B" (ADR)	27,100	3,676,657

(Cost $18,796,222)		31,512,338
Mexico 35.1%
America Movil SA de CV "L" (ADR)	2,560,400	113,579,344
Axtel SA de CV "B"*	1,826,900	6,243,144

Cemex SA de CV (ADR)*	948,476	33,557,081
Corporacion GEO SA de CV "B"*	2,635,200	13,987,083
Desarrolladora Homex SA de CV (ADR)*	79,600	4,733,016
Fomento Economico Mexicano SA de CV (ADR) (Units)	256,560	30,805,159
Grupo Aeroportuario del Pacifico SA de CV "B" (ADR)	277,200	11,215,512
Grupo Aeroportuario del Sureste SAB de CV "B" (ADR)	345,700	15,031,036
Grupo FAMSA SA "A"*	859,500	3,905,860
Grupo Financiero Banorte SA de CV "O"	6,398,300	25,458,985
Grupo Modelo SA de CV "C"	1,287,200	7,006,499
Urbi, Desarrollo Urbanos, SA de CV*	3,641,900	13,041,422
Wal-Mart de Mexico SA de CV "V"	7,609,084	33,686,139

(Cost $129,412,698)		312,250,280
Panama 0.4%
Copa Holdings SA "A" (Cost $2,370,677)	62,900	3,525,545
United States 1.5%
NII Holdings, Inc.* (Cost $9,540,578)	178,100	13,143,780

Total Equity Securities (Cost $420,843,791)		876,209,507
Cash Equivalents 0.7%
Cash Management QP Trust, 5.31% (a) (Cost $5,930,449)	5,930,449	5,930,449
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 426,774,240)	99.3	882,139,956
Other Assets and Liabilities, Net	0.7	6,184,432

Net Assets	100.0	888,324,388

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
BDR: Bearer Depositary Receipt
GDR: Global Depositary Receipt

At January 31, 2007, the DWS Latin America Equity Fund had the following sector diversification:
		As a % of Equity
Sector	Market Value ($)	Securities
Financials	157,827,550	18.0%
Materials	156,570,696	17.9%
Telecommunication Services	142,888,964	16.3%
Energy	115,010,292	13.1%
Consumer Staples	104,304,210	11.9%
Industrials	99,225,763	11.3%
Consumer Discretionary	72,406,984	8.3%
Utilities	27,975,048	3.2%
Total	876,209,507	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2007